Summary of significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Land use rights
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	30 years
Acquired computer software
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Audio-visual license
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years